UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Michael Castino
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

(Name and address of agent for service)

(630) 637-2724
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

Annual Report
March 31, 2014

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone Alternative Alpha ETF

AlphaClone Alternative Alpha ETF

Dear ALFA Shareholders,

I would like to start by thanking you for your investment in the AlphaClone Alternative Alpha ETF (ALFA).  This is the Annual Report to Shareholders that covers the period April 1, 2013 through March 31, 2014.

This year proved to be a strong showing for ALFA.  We believe this validated the index’s strategy of favoring investments by hedge fund and institutional investors based on the efficacy of replicating their publicly disclosed positions and selecting equities from those managers with the highest rankings.  For the fiscal year ended March 31, 2014, the ALFA market price return was 24.88% and its NAV return was 24.79%.

During the same time period, the S&P 500 Index, a broad market index had a total return of 21.86%.

Some of the top holdings and best performing stocks during the year signify that certain event-driven and activist investors are well represented in the AlphaClone Alternative Alpha Index.  For instance, the security which contributed the most positive performance to the overall Fund was Valeant Pharmaceuticals Int’l. (VRX).  This single security contributed 2.22% to the overall return of the Fund.  Its average weight in the portfolio for the period was 3.25% and it had a total return of more than 34%.  The security that contributed the second most positively to the overall return was American International Group (AIG) with a positive contribution of 1.83%.  For the period it was the largest position in the Fund at an average weight of 4.76% and a total return of 31.67%.

The stocks that contributed the most negative performance to the Fund were Discovery Laboratories Inc. (DSCO) and International Game Technology (IGT).  Discovery Laboratories detracted 0.26% from the overall return with its decline of 21.25% and average weighting of during the period of 0.08%.  International Game Technology pulled the fund down by 0.24% with its average weight of 0.49% and total decline of 19.39%.

While the markets have performed very well over the last 12 months, should something drastic happen, the AlphaClone Hedge Fund Long/Short Index’s dynamic hedge could be triggered.  Historically, the hedge has been triggered when the S&P 500 ETF (SPY), closed below its 200 day moving average at any month end.  While we believe this should provide a hedge against a protracted market down-cycle, the strategy could still be susceptible to sudden, dramatic shocks.

We believe the virtues of the Clone Scoring System utilized by the index and the Dynamic Hedging processes are evident in the Fund’s performance for the 12 months ended March 31, 2014.

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts

AlphaClone Alternative Alpha ETF

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk.  Principal loss is possible.  The AlphaClone Alternative Alpha Fund has the same risks as the underlying securities traded on the exchange throughout the day.  Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.  The fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security.  Investments by the fund in derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  The fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants.  Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects.  In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.  Investments in securities of MLPs involve risks that differ from an investment in common stock.  Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of MLPs.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.  The performance of the fund may diverge from that of the Index.  Because the fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an index.  The fund is not actively managed and may be affected by a general decline in market segments related to the index.  The fund invests in securities included in, or representative of securities included in, the index, regardless of their investment merits.  Outside the index construction rules, the fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the fund.  AlphaClone and the fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents.  Public filings may not disclose all an investment manager’s positions.

AlphaClone, LLC (the “Index Provider”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents.  Public filings may not disclose all an investment manager’s positions.

The AlphaClone Hedge Fund Long/Short Index represents equity securities that are favored by hedge funds and institutional investors in their public disclosures.  The index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight.  The index is reconstituted quarterly and can vary between being long only and market neutral.  The index’s adjustment in long/short positions does not guarantee against market loss.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete Fund holdings.

References to other funds should not be interpreted as an offer of these securities.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The SPDR S&P 500 ETF (SPY) is a passively managed ETF that tracks the S&P 500 Index.  You cannot invest directly in an index.

Exchange Traded Concepts LLC is the Adviser to AlphaClone Alternative Alpha ETF which is distributed by Quasar Distributors LLC.  Quasar is not affiliated with Exchange Traded Concepts LLC or Alpha Clone, LLC.

AlphaClone Alternative Alpha ETF

PORTFOLIO ALLOCATION
As of March 31, 2014 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	33.7%
Information	22.6
Finance and Insurance	20.8
Professional, Scientific, and Technical Services	4.9
Mining, Quarrying, and Oil and Gas Extraction	3.4
Retail Trade	3.2
Construction	2.4
Real Estate Investment Trusts	2.2
Administrative, Support, Waste Management
and Remediation Services	2.1
Transportation and Warehousing	1.2
Health Care and Social Assistance	1.1
Accommodation and Food Services	1.1
Real Estate and Rental and Leasing	1.1
Cash and other assets in excess of liabilities	0.2
TOTAL	100.0%

AlphaClone Alternative Alpha ETF

Growth of $10,000
(Unaudited)

		Since
Average Annual Returns		Inception
Period Ended March 31, 2014	1 Year	(5/30/12)
AlphaClone Alternative Alpha ETF (NAV)	24.79%	26.57%
AlphaClone Alternative Alpha ETF (Market)	24.88%	26.43%
AlphaClone Hedge Fund Long/Short Index	25.79%	26.56%
S&P 500 Index	21.86%	22.99%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 30, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2014

Shares		Value

COMMON STOCKS – 97.6%

	Accommodation and Food Services – 1.1%
18,816	Darden Restaurants, Inc.	$955,100

	Administrative, Support, Waste Management
	and Remediation Services – 2.1%
15,513	Baker Hughes, Inc.	1,008,655
729	priceline.com, Inc. (a)	868,888
		1,877,543

	Construction – 2.4%
23,842	Chicago Bridge & Iron Company NV	2,077,830

	Finance and Insurance – 20.8%
1	Allegion PLC	52
77,850	American International Group, Inc.	3,893,279
30,081	Apollo Global Management LLC	956,576
116,959	Bank Of America Corporation	2,011,695
52,675	CNO Financial Group, Inc.	953,417
42,687	E*TRADE Financial Corporation (a)	982,655
7,695	FleetCor Technologies, Inc. (a)	885,694
53,989	Global Eagle Entertainment, Inc. (a)	851,946
47,399	Green Dot Corporation (a)	925,702
43,288	Interactive Brokers Group, Inc.	938,051
21,495	Lazard Ltd	1,012,200
19,118	Lincoln National Corporation	968,709
31,952	Morgan Stanley	995,944
60,639	NewStar Financial, Inc. (a)	840,457
21,391	Principal Financial Group, Inc.	983,772
58,826	Western Union Co.	962,393
		18,162,542

	Health Care and Social Assistance – 1.1%
18,893	HCA Holdings, Inc. (a)	991,883

	Information – 22.6%
17,298	Autodesk, Inc. (a)	850,716
37,466	Comcast Corporation	1,874,049
141,928	Cumulus Media, Inc. (a)	980,722
5,015	Equinix, Inc. (a)	926,973
85,178	GTT Communications, Inc. (a)	896,924

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2014 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Information (Continued)
94,443	Houghton Mifflin Harcourt Company (a)	$1,920,026
7,013	Liberty Media Corporation (a)	916,809
30,839	Lions Gate Entertainment Corporation	824,326
14,723	Medidata Solutions, Inc. (a)	800,048
25,140	Microsoft Corporation	1,030,489
13,572	NetEase, Inc. – ADR	913,396
2,177	Netflix, Inc. (a)	766,369
25,382	Pandora Media, Inc. (a)	769,582
8,894	Qihoo 360 Technology Co., Ltd. – ADR (a)	885,665
12,019	SouFun Holdings Ltd – ADR	822,340
13,664	Time Warner Cable, Inc.	1,874,428
253	Time Warner, Inc.	16,528
58,039	Twenty-First Century Fox, Inc.	1,855,507
22,853	Vodafone Group PLC – ADR	841,219
		19,766,116

	Manufacturing – 33.7%
218,399	Achillion Pharmaceuticals, Inc. (a)	718,533
33,445	Aerie Pharmaceuticals, Inc. (a)	708,700
7,568	Allergan, Inc.	939,189
1,806	Apple, Inc.	969,352
17,618	Bristol Myers Squibb Company	915,255
427	Coca Cola Enterprises, Inc.	20,393
23,752	CVR Energy, Inc.	1,003,522
13,791	Cyberonics, Inc. (a)	899,863
47,288	Darling International, Inc. (a)	946,706
343,889	Discovery Laboratories, Inc. (a)	739,361
20,088	Dow Chemical Company	976,076
25,984	General Motors Company	894,369
11,511	Gilead Sciences, Inc. (a)	815,669
31,998	Hewlett-Packard Company	1,035,455
70,195	Himax Technologies, Inc. – ADR	808,646
32,382	Kapstone Paper & Packaging Corporation (a)	933,897
7,971	Keurig Green Mountain, Inc.	841,658
11,772	Lear Corporation	985,552
17,188	Masonite International Corporation (a)	971,466
38,466	Micron Technology, Inc. (a)	910,106

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2014 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
21,047	Owens Corning	$908,599
22,025	Patrick Industries, Inc. (a)	976,368
6,398	Pharmacyclics, Inc. (a)	641,208
39,941	Revlon, Inc. (a)	1,020,493
51,335	RR Donnelley & Sons Company	918,896
12,281	Spectrum Brands Holdings, Inc.	978,796
24,340	Theravance, Inc. (a)	753,080
7,701	Thermo Fisher Scientific, Inc.	925,968
17,207	Thor Industries, Inc.	1,050,659
32,547	Valeant Pharmaceuticals International, Inc. (a)	4,290,671
		29,498,506

	Mining, Quarrying, and Oil and Gas Extraction – 3.4%
5,110	Core Laboratories NV	1,014,028
15,193	Gulfport Energy Corporation (a)	1,081,438
149,540	SandRidge Energy, Inc. (a)	918,176
		3,013,642

	Professional, Scientific, and Technical Services – 4.9%
5,453	Baidu, Inc. – ADR (a)	830,928
2,745	Biogen Idec, Inc. (a)	839,613
26,217	DigitalGlobe, Inc. (a)	760,555
77,390	Intralinks Holdings, Inc. (a)	791,700
14,222	Mastercard, Inc.	1,062,384
		4,285,180

	Real Estate and Rental and Leasing – 1.1%
22,816	AerCap Holdings NV (a)	962,607

	Retail Trade – 3.2%
2,705	Amazon.com, Inc. (a)	910,286
33,572	Sally Beauty Holdings, Inc. (a)	919,873
26,197	Sprouts Farmers Market, Inc. (a)	943,878
		2,774,037

	Transportation and Warehousing – 1.2%
30,803	Delta Air Lines, Inc.	1,067,324
	TOTAL COMMON STOCKS (Cost $85,872,715)	85,432,310

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2014 (Continued)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS – 2.2%
44,235	Brixmor Property Group, Inc.	$943,532
39,913	Starwood Property Trust, Inc.	941,548
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $1,917,313)	1,885,080

SHORT-TERM INVESTMENTS – 0.2%
172,423	Invesco Short-Term Investment Trust-Liquid
	Assets Portfolio, 0.06%*	172,423
	TOTAL SHORT-TERM INVESTMENTS (Cost $172,423)	172,423
	Total Investments (Cost $87,962,451) – 100.0%	87,489,813
	Liabilities in Excess of Other Assets – 0.0%	(2,781)
	TOTAL NET ASSETS – 100.0%	$87,487,032

*	Annualized seven-day yield as of March 31, 2014.
(a)	Non-income producing security.
ADR	American Depository Receipt
NV	Dutch Public Limited Liability Company
PLC	Public Limited Company
The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF ASSETS & LIABILITIES
At March 31, 2014

ASSETS
Investments in securities, at value (Cost $87,962,451)	$87,489,813
Cash	1,089
Interest and dividends receivable	52,802
Total assets	87,543,704

LIABILITIES
Management fees payable	56,672
Total liabilities	56,672

NET ASSETS	$87,487,032

Net assets consist of:
Paid-in capital	$88,062,085
Undistributed (accumulated) net investment income (loss)	8,896
Accumulated net realized gain (loss) on investments	(111,311)
Net unrealized appreciation (depreciation) on:
Investments in securities	(472,638)
Net assets	$87,487,032
Shares outstanding^	2,300,000
Net asset value, offering and redemption price per share	$38.04

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF OPERATIONS
Year Ended March 31, 2014

INCOME
Dividends (net of withholding tax $2,331)	$289,377
Interest	44
Total investment income	289,421

EXPENSES
Management fees	266,269
Total expenses	266,269
Net investment income	23,152

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	5,171,089
Change in unrealized appreciation (depreciation) on investments	(1,145,747)
Net realized and unrealized gain (loss) on investments	4,025,342
Net increase (decrease) in net assets
resulting from operations	$4,048,494

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	March 31, 2014	March 31, 2013*
OPERATIONS
Net investment income	$23,152	$15,460
Net realized gain (loss) on investments	5,171,089	469,736
Change in unrealized appreciation
(depreciation) on investments	(1,145,747)	673,109
Net increase (decrease) in net
assets resulting from operations	4,048,494	1,158,305

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,215)	(12,064)
From net realized gain	(344,556)	—
Total distributions to shareholders	(348,771)	(12,064)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
resulting from net share
transactions (a)	73,005,000	9,536,068
Net increase (decrease) in net assets	76,704,723	10,682,309

NET ASSETS
Beginning of year/period	10,782,309	100,000
End of year/period	$87,487,032	$10,782,309
Undistributed net investment income	$8,896	$4,384

(a)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	March 31, 2014		March 31, 2013*
	Shares	Amount	Shares	Amount
Subscriptions	3,550,000	$132,624,500	400,000	$11,113,528
Redemptions	(1,600,000)	(59,619,500)	(54,000)	(1,577,460)
	1,950,000	$73,005,000	346,000	$9,536,068

*	Fund commenced operations on May 30, 2012. The information presented is for the period from May 30, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	March 31, 2014	March 31, 2013(1)
Net asset value, beginning of year/period	$30.81	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.03	0.09
Net realized and unrealized gain (loss)
on investments	7.58	5.78
Total from investment operations	7.61	5.87

LESS DISTRIBUTIONS:
Distributions from net investment income	— (5)	(0.06)
Distributions from net realized gain	(0.38)	—
Total distributions	(0.38)	(0.06)

Net asset value, end of year/period	$38.04	$30.81

Total return	24.79%	23.51	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$87,487	$10,782

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.95%	0.95	%(4)
Net investment income (loss) to
average net assets	0.08%	0.35	%(4)

Portfolio turnover rate(6)	66%	205	%(3)

(1)	Commencement of operations on May 30, 2012.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Less than $0.005 per share.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012.  The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s  shares (“shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is to seek investment results that, before fees and expenses, track the AlphaClone Hedge Fund Long/Short Index (the “Index”).  The Fund commenced operations on May 30, 2012.

Shares of the Fund are listed and traded on the NYSE Arca, Inc.  Market prices  for the Shares may be different from their net asset value (“NAV”).  The Fund issues  and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe.  Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.  Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor.  Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.  Therefore, they are unable to purchase or redeem the shares directly from the Fund.  Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee.  A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units.  The standard fixed creation transaction fee for the Fund is $200.  In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Fund have equal rights and privileges.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at  the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of March 31, 2014, the Fund did not hold any fair valued securities.  As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Continued)

use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$85,432,310	$—	$—	$85,432,310
Real Estate
Investment Trusts	1,885,080	—	—	1,885,080
Short-Term
Investments	172,423	—	—	172,423
Total Investments
in Securities	$87,489,813	$—	$—	$87,489,813

^	See Schedule of Investments for industry breakouts.

Transfers between levels are recognized at the end of the reporting period.  As of the year ended March 31, 2014, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

B.
Federal Income Taxes.  The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At March 31, 2014, the Fund’s post-October capital loss was

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Continued)

$86,627.  At March 31, 2014, the Fund had no capital loss carryforward available for federal income tax purposes.

As of and during the year ended March 31, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the year ended March 31, 2014, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended March 31, 2014, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for creation units of the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Continued)

H.
Reclassification of Capital Accounts.  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2014, the following table shows the reclassifications made:

Undistributed Net	Accumulated Net Realized	Paid-In
Investment Income (Loss)	Gain (Loss) on Investments	Capital
$(14,425)	$(5,183,302)	$5,197,727

During the year ended March 31, 2014, the Fund realized $5,210,790 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.  Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

I.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
Recent Accounting Pronouncement.  In June 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services — Investment Companies (Topic 946):  Amendments to the Scope, Measurement, and Disclosure Requirements.  ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company.  ASU No. 2013-08 is effective in annual reporting periods beginning after December 15, 2013, and for interim periods within those annual reporting periods.  Management is currently evaluating the implications of these changes and their impact on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.  Under the Advisory Agreement, the Adviser is also responsible for arranging,

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Continued)

in consultation with Index Management Solutions, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.  The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.  The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee.  For services provided to the Fund, the Fund pays the Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.  A Trustee of the Fund is an affiliate of the Adviser.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the processing and payment of the Fund’s expenses and serves as the fund accountant.  USBFS also serves as the transfer agent to the Fund.  U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

All officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2014, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were $60,412,715 and $20,133,587, respectively.  For the year ended March 31, 2014, in-kind transactions associated with creations and redemptions were $85,929,030 and $53,358,944, respectively.  There were no purchases or sales of U.S. Government securities during the year.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Continued)

NOTE 5 – TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2014 was as follows:

Tax cost of investments	$87,987,135
Gross tax unrealized appreciation	2,990,869
Gross tax unrealized depreciation	(3,488,191)
Net unrealized appreciation/(depreciation)	(497,322)
Undistributed ordinary income	8,896
Undistributed long term capital gains	—
Total distributable earnings	8,896
Other accumulated gain/(loss)	(86,627)
Total accumulated gain/(loss)	$(575,053)

The difference between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the year and period ended March 31, 2014 and March 31, 2013 were as follows:

	Year Ended	Period Ended
	March 31, 2014	March 31, 2013
Ordinary Income	$348,771	$12,064
Realized Gain	$—	$—

AlphaClone Alternative Alpha ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
AlphaClone Alternative Alpha ETF
(a series of ETF Series Solutions)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AlphaClone Alternative Alpha ETF (the “Fund”), a series of ETF Series Solutions, as of March 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaClone Alternative Alpha ETF, a series of ETF Series Solutions, as of March 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
May 29, 2014

AlphaClone Alternative Alpha ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

AlphaClone Alternative Alpha ETF Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for AlphaClone Alternative Alpha ETF was at a premium or discount to its daily net asset value (NAV).  The chart presented represents past performance and cannot be used to predict future results.

	Year Ended		Period Ended
	March 31, 2014		March 31, 2013
	Number	Percentage	Number	Percentage
Premium/Discount Range	of Days	of Total Days	of Days	of Total Days
Greater than 0.50%	6	2.4%	15	7.3%
Greater Than or Equal to
0.25% And Less Than 0.5%	41	16.2%	27	13.0%
Greater Than or Equal to
0.0% And Less Than 0.25%	144	56.9%	80	38.7%
Greater Than or Equal to
-0.25% And Less Than 0.0%	47	18.6%	56	27.0%
Greater Than or Equal to
-0.5% And Less Than -0.25%	12	4.7%	15	7.3%
Less than -0.5%	3	1.2%	12	6.7%

AlphaClone Alternative Alpha ETF

EXPENSE EXAMPLE
For the Six Months Ended March 31, 2014 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2013	March 31, 2014	During the Period(1)
Actual	$1,000	$1,095	$4.96
Hypothetical (5% annual	$1,000	$1,020	$4.78
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

AlphaClone Alternative Alpha ETF

TRUSTEES AND OFFICERS
(Unaudited)

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	held by
Name,	Position(s)	Length of		Complex	Trustee
Address,	Held with	Time	Principal Occupation(s)	Overseen	During Past
and Age	the Trust	Served	During Past 5 Years	By Trustee(1)	Five Years

Interested Trustee

J. Garrett Stevens	Trustee	Indefinite	Investment Advisor, T.S.	6	Interested
2545 S. Kelly Avenue		Term;	Phillips Investments, Inc.		Trustee,
Suite C		since	(2000-2011); Chief		Exchange
Edmond, OK 73013		2012	Executive Officer and		Traded
Born: 1979			Secretary, Exchange Traded		Concepts
			Concepts Trust (formerly,		Trust
			FaithShares Trust) (2009-		(5 portfolios)
present); President,
Exchange Traded Concepts
Trust (2011-present);
Chief Executive Officer
and Portfolio Manager,
Exchange Traded Concepts,
LLC (2009-present).

Independent Trustees

Ronald T. Beckman	Trustee	Indefinite	Retired; formerly Audit	3	None
615 E. Michigan St.		Term;	Partner specializing in
Milwaukee, WI 53202		since	investment management,
Born: 1947		2012	PricewaterhouseCoopers
LLP (1972-2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	3	Independent
615 E. Michigan St.		Term;	Investment Strategist,		Trustee,
Milwaukee, WI 53202		since	Next Generation Wealth		Managed
Born: 1967		2012	Management, Inc.		Portfolio
			(2005-present).		Series (16
portfolios)

Leonard M. Rush, CPA	Trustee	Indefinite	Chief Financial Officer,	3	Independent
615 E. Michigan St.		Term;	Robert W. Baird & Co.		Trustee,
Milwaukee, WI 53202		since	Incorporated (2000-2011).		Managed
Born: 1946		2012			Portfolio
Series (16
portfolios);
Director,
Anchor
BanCorp
Wisconsin,
Inc.

(1)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund, except that, with respect only to Mr. Stevens and this table, the term “Fund Complex” means two or more registered investment companies that have a common investment adviser.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

AlphaClone Alternative Alpha ETF
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Term of
Office and
Name,	Position(s)	Length of
Address	Held with	Time	Principal Occupation(s)
and Age	Fund	Served	During Past Five Years

Principal Officers of the Trust

Michael A. Castino(1)	Chairman,	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (2013-
615 E. Michigan Street	President	Term;	present); Managing Director of Index Services,
Milwaukee, WI 53202	and	since	Zacks Investment Management (2011-2013); Vice
Born: 1967	Principal	2013	President, Marco Polo Network (financial services
	Executive		firm) (2009-2011); Vice President of Institutional
	Officer		Sales, Claymore Securities (2005-2008).

Paul R. Fearday, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC, (2008-
615 E. Michigan Street	and	Term;	present); Manager, PricewaterhouseCoopers LLP
Milwaukee, WI 53202	Principal	since	(2002-2008).
Born: 1979	Financial	2013
Officer

Michael R. McVoy	Chief	Indefinite	Chief Compliance Officer, U.S. Bancorp (2002-present).
615 E. Michigan Street	Compliance	Term;
Milwaukee, WI 53202	Officer	since
Born: 1957		2013

Michael D. Baroisky, Esq.	Secretary	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		Term;	(since 2012); Associate, Thompson Hine LLP
Milwaukee, WI 53202		since	(law firm) (2008-2012).
Born: 1981		2014

(1)	Though Mr. Castino is the Chairman of the Trust, he is not a Trustee and has no voting authority.

Additional information about the Fund’s trustees can be found in the Fund’s SAI, which is available, without charge, upon request, by calling toll fee at (800) 617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.alphaclonefunds.com.

AlphaClone Alternative Alpha ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended March 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 10.14%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2014 was 10.39%.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s portfolio holdings are posted on their website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AlphaClone Alternative Alpha ETF
PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma  73013

Sub-Adviser
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania  19103

Index Provider
AlphaClone, LLC
One Market Street
Steuart Tower, Suite 1208
San Francisco, California  94105

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC  20006-1806

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2014	FYE 3/31/2013
Audit Fees	$13,500	$13,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2014	FYE 3/31/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2014	FYE 3/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Michael Castino
Michael Castino, Principal Executive Officer

Date    June 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Michael Castino
Michael Castino, Principal Executive Officer

Date    June 7, 2014

By (Signature and Title)*    /s/Paul Fearday
Paul Fearday, Treasurer

Date    June 7, 2014

* Print the name and title of each signing officer under his or her signature.